Taxation - Others (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Statutory tax rate (as a percentage)	25.00%	25.00%	25.00%
Valuation allowance	¥ 78,471,000	¥ 13,038,000	¥ 6,756,000	¥ 4,429,000
Operating loss carryforwards	423,000,000	175,000,000
Valuation allowance for net operating loss carryforwards	312,000,000	48,400,000
Net operating loss carryforwards	105,653,000	43,237,000
Net operating loss carryforwards, expires in 2024	2,400,000
Net operating loss carryforwards, expires in 2025	11,300,000
Net operating loss carryforwards, expires in 2026	35,400,000
Net operating loss carryforwards, expires in 2027	82,500,000
Net operating loss carryforwards, expires in 2028	291,000,000
VIEs
Income Taxes [Line Items]
Net operating loss carryforwards	111,000,000	126,000,000
Provision for credit losses
Income Taxes [Line Items]
Valuation allowance	¥ 0	¥ 0	¥ 0